REPORTABLE SEGMENTS	9 Months Ended
Sep. 30, 2025
Segment Reporting Information [Line Items]
REPORTABLE SEGMENTS	REPORTABLE SEGMENTS
The Company manages and reports its activities in the following operating businesses: Digital Assets and Data Centers. In the first quarter of 2025, the Company began managing and reporting activities in these two operating segments consistent with changes in our operations and management reporting. In determining the Company’s segment structure, the Company considered the basis on which the chief operating decision maker (“CODM”), as well as other members of senior management, review the financial and operational performance of the Company. The Company’s CODM is its chief executive officer. The CODM primarily relies on segment net income after taxes to evaluate the performance of each reportable segment. In accordance with ASC 280, Segment Reporting, the Company has recast its historical segment information to conform to the current segment structure.
Digital Assets
The Digital Assets segment comprises the Company’s counterparty trading activities, lending, advisory and capital market activities, validator staking services, the Company’s asset management business which manages investments in the digital asset ecosystem both on behalf of the Company and external limited partners, and the GK8 self-custody technology business. The Digital Assets segment generates revenue from digital assets sales, fee income, blockchain rewards and lending. It includes realized and unrealized gains and losses on certain digital assets and equity investments. The Digital Assets segment also incurs the portion of the Company’s interest expense used to fund its trading and lending activities and incurs all the external-facing digital assets sales costs. Management fees generated from the Company’s principal investments and fees generated from staking the Company’s proprietary digital assets are eliminated in the Treasury and Corporate segment.
Data Centers
The Data Centers segment comprises the Helios infrastructure assets. Our Data Centers segment develops, and will in the future operate, HPC infrastructure to meet the growing demand for large-scale, power-ready facilities in the AI/HPC industry.
Treasury and Corporate
The Treasury and Corporate segment includes the Company’s proprietary trading and mining activities, as well as the Company’s principal investments. It includes realized and unrealized gains and losses on the majority of the Company’s digital assets and equity investments. The Company’s unallocated corporate overhead, other unallocated costs not identifiable to the other reportable segments, and eliminations of inter-segment transactions as required for consolidation. Transactions between segments are based on specific criteria or approximate market rates for comparable services.
The Company’s chief operating decision maker reviews compensation expenses separately from other segment items, which include transaction expenses, general and administrative expenses, technology and marketing costs, as well as professional fees.
Assets and liabilities by each of the reportable segments as of September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$8,442,765	$1,414,863	$1,665,088	$11,522,716
Total liabilities	$7,176,351	$660,573	$513,473	$8,350,397
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$28,397,744	$2,662	$1,465	$28,401,871
Gains / (losses) from operations	408,121	—	408,861	816,982
Revenues and gains / (losses) from operations	28,805,865	2,662	410,326	29,218,853

Transaction expenses	28,290,508	—	2,269	28,292,777
Impairment of digital assets	197,702	—	—	197,702
Compensation and benefits	57,945	218	26,885	85,048
Notes interest expense	—	—	14,415	14,415
Depreciation and amortization	3,812	—	3,585	7,397
Other expenses	21,778	430	55,061	77,269
Operating expenses	28,571,745	648	102,215	28,674,608

Unrealized gain / (loss) on notes payable – derivative	—	—	—	—
Other income / (expense), net	272	90	595	957
Total other income / (expense)	272	90	595	957

Net income / (loss) for the period, before taxes	$234,392	$2,104	$308,706	$545,202
Income tax benefit	—	—	40,145	40,145
Net income / (loss) for the period	$234,392	$2,104	$268,561	$505,057
Income and expenses by each of the reportable segments for the three months ended September 30, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,555,809	$—	$14,848	$8,570,657
Gains / (losses) from operations	71,158	—	70,475	141,633
Revenues and gains / (losses) from operations	8,626,967	—	85,323	8,712,290

Transaction expenses	8,509,752	—	26,383	8,536,135
Impairment of digital assets	47,931	—	60,535	108,466
Compensation and benefits	41,026	—	16,264	57,290
Notes interest expense	—	—	7,105	7,105
Depreciation and amortization	3,568	1,875	7,565	13,008
Other expenses	15,835	—	13,591	29,426
Operating expenses	8,618,112	1,875	131,443	8,751,430

Unrealized loss on notes payable - derivative	—	—	(2,858)	(2,858)
Other income / (expense), net	—	—	783	783
Total other income / (expense)	—	—	(2,075)	(2,075)

Net income / (loss) for the year, before taxes	$8,855	$(1,875)	$(48,195)	$(41,215)
Income tax expense / (benefit)	—	—	(7,885)	(7,885)
Net income / (loss) for the period	$8,855	$(1,875)	$(40,310)	$(33,330)
Income and expenses by each of the reportable segments for the nine months ended September 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$50,025,018	$2,662	$11,952	$50,039,632
Gains / (losses) from operations	555,961	—	535,784	1,091,745
Revenues and gains / (losses) from operations	50,580,979	2,662	547,736	51,131,377

Transaction expenses	49,807,846	—	61,881	49,869,727
Impairment of digital assets	319,317	—	118,291	437,608
Compensation and benefits	142,118	1,481	63,371	206,970
Notes interest expense	—	—	42,726	42,726
Depreciation and amortization	10,927	1,251	15,290	27,468
Other expenses	65,657	815	161,590	228,062
Operating expenses	50,345,865	3,547	463,149	50,812,561

Unrealized gain / (loss) on notes payable – derivative	—	—	(35,544)	(35,544)
Other income / (expense), net	272	90	2,185	2,547
Total other income / (expense)	272	90	(33,359)	(32,997)

Net income / (loss) for the period, before taxes	$235,386	$(795)	$51,228	$285,819
Income tax expense / (benefit)	—	—	45,503	45,503
Net income / (loss) for the period	$235,386	$(795)	$5,725	$240,316
Income and expenses by each of the reportable segments for the nine months ended September 30, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$26,717,351	$—	$71,569	$26,788,920
Gains / (losses) from operations	135,043	—	481,461	616,504
Revenues and gains / (losses) from operations	26,852,394	—	553,030	27,405,424

Transaction expenses	26,583,046	—	76,015	26,659,061
Impairment of digital assets	67,198	—	123,741	190,939
Compensation and benefits	128,675	—	50,939	179,614
Notes interest expense	—	—	21,121	21,121
Depreciation and amortization	8,057	5,349	20,058	33,464
Other expenses	47,817	—	44,273	92,090
Operating expenses	26,834,793	5,349	336,147	27,176,289

Unrealized loss on notes payable - derivative	—	—	(15,144)	(15,144)
Other income / (expense), net	—	—	2,608	2,608
Total other income / (expense)	—	—	(12,536)	(12,536)

Net income / (loss) for the year, before taxes	$17,601	$(5,349)	$204,347	$216,599
Income tax expense / (benefit)	—	—	(12,602)	(12,602)
Net income / (loss) for the period	$17,601	$(5,349)	$216,949	$229,201

Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
REPORTABLE SEGMENTS	REPORTABLE SEGMENTS
The Company manages and reports its activities in the following operating businesses: Digital Assets and Data Centers. In the first quarter of 2025, the Company began managing and reporting activities in these two operating segments consistent with changes in our operations and management reporting. In determining the Company’s segment structure, the Company considered the basis on which the chief operating decision maker (“CODM”), as well as other members of senior management, review the financial and operational performance of the Company. The Company’s CODM is its chief executive officer. The CODM primarily relies on segment operating income and net income after taxes to evaluate the performance of each reportable segment. In accordance with ASC 280, Segment Reporting, the Company has recast its historical segment information to conform to the current segment structure.
Digital Assets
The Digital Assets segment is comprised of the Company’s counterparty trading activities, lending, advisory and capital market activities, validator staking services, the Company’s asset management business which manages investments in the digital asset ecosystem both on behalf of the Company and external limited partners, and the GK8 self-custody technology business. The Digital Assets segment generates revenue from digital assets sales, fee income, blockchain rewards and lending. It includes realized and unrealized gains and losses on certain digital assets and equity investments. The Digital Assets segment also incurs the portion of the Company’s interest expense used to fund its trading and lending activities and incurs the majority of digital assets sales costs. Management fees generated off the Company’s principal investments and fees generated from staking the Company’s proprietary digital assets are eliminated in the Treasury and Corporate segment.
Data Centers
The Data Centers segment comprises the Helios infrastructure assets. Our Data Centers segment develops HPC infrastructure to meet the growing demand for large-scale, power-ready facilities in the AI / HPC industry.
Treasury and Corporate
The Treasury and Corporate segment includes the Company’s proprietary trading and mining activities, as well as the Company’s principal investments. It includes realized and unrealized gains and losses on the majority of the Company’s digital assets and equity investments. The Company’s unallocated corporate overhead, other unallocated costs not identifiable to any of the other reportable segments, and eliminations of inter-segment transactions as required for consolidation. Transactions between segments are based on specific criteria or approximate market rates for comparable services.
The Company’s chief operating decision maker reviews compensation expenses separately from other segment items, which include transaction expenses, general and administrative expenses, technology and marketing costs, as well as professional fees.
Assets and liabilities by each of the reportable segments as of December 31, 2024 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Assets and liabilities by each of the reportable segments as of December 31, 2023 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$1,978,031	$114,529	$1,501,720	$3,594,280
Total liabilities	$1,679,765	$—	$203,344	$1,883,109
Income and expenses by each of the reportable segments for the year ended December 31, 2024 is as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$42,497,063	$—	$99,610	$42,596,673
Net gain / (loss) on digital assets	57,560	—	576,997	634,557
Net gain / (loss) on investments	17,425	—	241,366	258,791
Net gain / (loss) on derivatives trading	168,355	—	99,414	267,769
Revenues and gains / (losses) from operations	42,740,403	—	1,017,387	43,757,790

Transaction expenses	42,437,298	—	304,478	42,741,776
Compensation and benefits	175,925	—	89,666	265,591
Notes interest expense	—	—	30,804	30,804
Depreciation and amortization	11,446	7,497	27,949	46,892
Other expenses	68,725	—	245,266	313,991
Operating expenses	42,693,394	7,497	698,163	43,399,054

Operating income	47,009	(7,497)	319,224	358,736

Unrealized gain / (loss) on notes payable – derivative	—	—	(31,727)	(31,727)
Other income / (expense), net	—	—	2,774	2,774
Total other income / (expense)	—	—	(28,953)	(28,953)

Net income / (loss) for the period, before taxes	$47,009	$(7,497)	$290,271	$329,783
Income tax benefit	—	—	(16,939)	(16,939)
Net income / (loss) for the period	$47,009	$(7,497)	$307,210	$346,722
Income and expenses by each of the reportable segments for the year ended December 31, 2023 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$51,565,491	$—	$61,288	$51,626,779
Net gain / (loss) on digital assets	22,527	—	310,923	333,450
Net gain / (loss) on investments	—	—	97,827	97,827
Net gain / (loss) on derivatives trading	65,380	—	86,203	151,583
Revenues and gains / (losses) from operations	51,653,398	—	556,241	52,209,639

Transaction expenses	51,509,381	—	83,042	51,592,423
Compensation and benefits	148,909	—	70,347	219,256
Notes interest expense	—	—	27,285	27,285
Depreciation and amortization	4,344	5,548	13,053	22,945
Other expenses	44,854	—	48,710	93,564
Operating expenses	51,707,488	5,548	242,437	51,955,473

Operating income	(54,090)	(5,548)	313,804	254,166

Unrealized gain / (loss) on notes payable – derivative	—	—	(9,603)	(9,603)
Other income / (expense), net	—	—	(135)	(135)
Total other income / (expense)	—	—	(9,738)	(9,738)

Net income / (loss) for the period, before taxes	$(54,090)	$(5,548)	$304,066	$244,428
Income tax expense	—	—	15,914	15,914
Net income / (loss) for the period	$(54,090)	$(5,548)	$288,152	$228,514
Income and expenses by each of the reportable segments for the year ended December 31, 2022 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$119,785,259	$—	$40,588	$119,825,847
Net gain / (loss) on digital assets	(289,497)	—	1,227,862	938,365
Net gain / (loss) on investments	—	—	(464,918)	(464,918)
Net gain / (loss) on derivatives trading	100,341	—	92,217	192,558
Revenues and gains / (losses) from operations	119,596,103	—	895,749	120,491,852

Transaction expenses	119,437,498	—	1,558,433	120,995,931
Compensation and benefits	134,550	—	81,651	216,201
Notes interest expense	—	—	37,029	37,029
Depreciation and amortization	—	—	12,852	12,852
Other expenses	95,578	—	83,481	179,059
Operating expenses	119,667,626	—	1,773,446	121,441,072

Operating income	(71,523)	—	(877,697)	(949,220)

Change in fair value of warrant liability	—	—	20,322	20,322
Unrealized gain / (loss) on notes payable – derivative	—	—	57,998	57,998
Other income / (expense), net	—	—	26,480	26,480
Total other income / (expense)	—	—	104,800	104,800

Net income / (loss) for the period, before taxes	$(71,523)	$—	$(772,897)	$(844,420)
Income tax benefit	—	—	(28,291)	(28,291)
Net income / (loss) for the period	$(71,523)	$—	$(744,606)	$(816,129)
Net income / (loss) attributed to:
Redeemable noncontrolling interests	—	—	(97,219)	(97,219)
Unit holders of the Company	$(71,523)	$—	$(647,387)	$(718,910)